As filed with the Securities and Exchange Commission on May 4, 2010
1933 Act No. 333-164970

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             ☒

Pre-Effective Amendment No.                                                                          ☐

Post-Effective Amendment No.  1                             ☒

(Check appropriate box or boxes)

Genworth Variable Insurance Trust
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Number, Including Area Code)

Carrie E. Hansen
Genworth Variable Insurance Trust
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service of Process)

With copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Services Shares of Beneficial Interest, no par value, of Genworth Enhanced International Index Fund.

An indefinite amount of Registrant’s securities have been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance on such Rule, no filing fee is paid at this time.

PART A

Part A, the definitive Combined Prospectus/Proxy Statement dated March 22, 2010, along with the Notice of Special Joint Meeting of Shareholders and Question and Answer Overview, was filed pursuant to Rule 497(b) under the Securities Act of 1933 on March 23, 2010 (Accession No. 0001450789-10-000105), and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated March 22, 2010, was filed pursuant to Rule 497(b) under  the Securities Act of 1933 on March 23, 2010 (Accession No. 0001450789-10-000105), and is incorporated herein by reference.

PART C

 ITEM 15.                      INDEMNIFICATION

             Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust effective June 4, 2008;

(b)
Investment Advisory Agreement dated August 15, 2008, as amended, between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund, Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund, and Genworth Growth Allocation Fund, as provided for in Section 11 of the Agreement;

(c)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Calamos Advisors LLC, as provided for in Section 10(b) of the Agreement;

(d)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Columbia Management Advisors, LLC, as provided for in Section 10(b) of the Agreement;

(e)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP, as provided for in Section 10(b) of the Agreement;

(f)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Eaton Vance Management, as provided for in Section 10(b) of the Agreement;

(g)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and ClearBridge Advisors, as provided for in Section 10(b) of the Agreement;

(h)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pacific Investment Management Company, LLC, as provided for in Section 10(b) of the Agreement;

(i)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Putnam Investment Management, LLC, as provided for in Section 10(b) of the Agreement;

(j)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Thornburg Investment Management, Inc., as provided for in Section 10(b) of the Agreement;

(k)	Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P., as provided for in Section 10(b) of the Agreement;

(l)	Distribution Agreement between the Registrant and Capital Brokerage Corporation, as provided for in Section 13 of the Agreement;

(m)	Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC as provided in Section 7 of the Agreement;

(n)	Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement;

(o)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement;

(p)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement and

(q)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement;

ITEM 16.  EXHIBITS

(1)      Copies of the charter of the Registrant now in effect:

(a)
Form of Registrant’s Agreement and Declaration of Trust is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008 (Accession No. 000137439-08-000333) (“Pre-Effective Amendment No.1”).

(b)
Registrant’s Certificate of Trust, as filed with the State of Delaware on June 4, 2008, is incorporated by reference to the Registrant’s Initial Registration Statement filed on June 10, 2008 (Accession No. 0001137439-08-000288) (“Initial Registration Statement”).

(2)      Copies of the existing bylaws or corresponding instrument of the Registrant:

Registrant’s Bylaws are incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant:

Not applicable.

(4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

Form of Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” incorporated by reference to the Registrant’s Agreement and Declaration of Trust.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” incorporated by reference to the Registrant’s Bylaws.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

(a)
Investment Advisory Agreement dated August 15, 2008 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Aggressive Growth Fund, Genworth PIMCO StocksPlus Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, and Genworth  Western Asset Management Core Plus Fixed Income Fund (later renamed Genworth Goldman Sachs Enhanced Core Bond Index Fund) is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of Amended Schedule A to the Investment Advisory Agreement dated [  ], 2009 between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009 (Accession No. 0001421877-09-000317) (“Post-Effective Amendment No. 4”).

(b)	Sub-Advisory Agreements:

(i)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Calamos Advisors LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(ii)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Columbia Management Advisors, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(iii)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(iv)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Eaton Vance Management is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(v)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and ClearBridge Advisors, LLC  is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(vi)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Pacific Investment Management Company LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(vii)
Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Putnam Investment Management, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(viii)Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Thornburg Investment Management Inc. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

                                (ix)  Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 8, 2009 (Accession No. 0001421877-09-000319) (“Post-
                                        Effective Amendment No. 5”).

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

(a)	Distribution Agreement between the Registrant and Capital Brokerage Corporation, is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of First Amendment to Distribution Agreement between the Registrant and Capital Brokerage Corporation is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b)
Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of First Amendment to Sub-Distribution Agreement between the Registrant, Capital Brokerage Corporation, and Quasar Distributors, LLC is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(c)	Amended and Restated Distribution and Service Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration:

(a)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)	Form of First Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan:

(a)	Amendment and Restated Distribution and Service Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b)
Form of Rule 18f-3 Plan is incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on September 24, 2009 (Accession No. 0001450789-09-000221) (“Post-Effective Amendment No. 2”).

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

Opinion and Consent of Counsel dated February 16, 2010 is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on February 18, 2010 (Accession No. 0001450789-10-000069).

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

Opinion and Consent of Counsel with respect to certain tax consequences relating to Plans of Reorganization is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:
(a)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of First Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(b)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form of First Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(c)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(i)
Form First Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(d)
Administrative Services Agreement between the Registrant and Genworth Life and Annuity Insurance Company is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(i)
Form of  Amended and Restated Administrative Services Agreement between the Registrant and Genworth Life and Annuity Insurance Company is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(e)
Administrative Services Agreement between the Registrant and Genworth Life Insurance Company of New York is incorporated by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2009.

(i)
Form of  Amended and Restated Administrative Services Agreement between the Registrant and Genworth Life Insurance Company of New York is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(f)
Form of Fee Waiver and Expense Assumption Agreement dated December _, 2009 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Goldman Sachs Enhanced Core Bond Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth  Moderate Allocation Fund, and Genworth Growth Allocation Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 8, 2009.

(g)
Expense Limitation Agreement dated February 10, 2010 between the Registrant and Genworth Financial Wealth Management, Inc. with respect to the Genworth Enhanced International Index Fund and Genworth Enhanced Small Cap Index Fund is incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on April 30, 2010 (Accession No. 0000894189-10-001721) (“Post-Effective Amendment No. 8”).

(14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

Consent of Independent Registered Public Accounting Firm is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on February 18, 2010.

(15) All financial statements omitted pursuant to Item 14(a)(1):

Not applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

Powers of Attorney dated February 10, 2010 incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on February 18, 2010.

(17)           Any additional exhibits which the Registrant may wish to file:

(a)	Agreement Relating to Initial Capital is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(b)
Joint Code of Ethics for Genworth Financial Wealth Management, Inc. and Capital Brokerage Corporation is incorporated by reference to the Registrant’s Post Effective Amendment No. 8 filed on April, 2010.

(c)	Code of Ethics & Insider Trading Policy for Calamos Advisors LLC is incorporated by reference to the Post Effective Amendment No. 8 filed on April, 2010.

(d)	Code of Ethics for Columbia Management Advisors, LLC is incorporated by reference to the Post Effective Amendment No. 8 filed on April, 2010.

(e)	Code of Ethics for Davis Selected Advisers, LP is incorporated by reference to the Registrant’s Post Effective Amendment No. 8 filed on April, 2010.

(f)	Code of Ethics for Eaton Vance Management is incorporated by reference to the Post Effective Amendment No. 8 filed on April, 2010.

(g)	Code of Ethics for ClearBridge Advisors, LLC is incorporated by reference to the Post Effective Amendment No. 8 filed on April, 2010.

(h)	Code of Ethics for Pacific Investment Management Company LLC is incorporated by reference to the Post Effective Amendment No. 8 filed on April, 2010.

(i)	Code of Ethics for Putnam Investment Management, LLC is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(j)	Code of Ethics for Thornburg Investment Management, Inc. is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on August 22, 2008.

(k)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 4 filed on December 7, 2009.

(l)	Form of Proxy Cards relating to the Special Meeting of Shareholders is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on February 18, 2010.

(m)	Form of Instruction Cards is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on February 18, 2010.

 ITEM 17.                      UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of  Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill and the State of California, on this 4th day of May, 2010.

GENWORTH VARIABLE INSURANCE TRUST

By: /s/ Carrie E. Hansen
      Carrie E. Hansen, President

Pursuant to the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Carrie E. Hansen
Carrie E. Hansen	President	May 4, 2010

/s/ Starr E. Frohlich
Starr E. Frohlich	Vice President and Treasurer	May 4, 2010

/s/ Gurinder S. Ahluwalia*
Gurinder S. Ahluwalia	Trustee	May 4, 2010

/s/ Geoffrey S. Stiff*
Geoffrey S. Stiff	Trustee	May 4, 2010

/s/ David M. Dunford*
David M. Dunford	Trustee	May 4, 2010

/s/ Paul S. Feinberg*
Paul S. Feinberg	Trustee	May 4, 2010

/s/ John A. Fibiger*
John A. Fibiger	Trustee	May 4, 2010

*By:   /s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact (Pursuant to a Power-of-Attorney previously filed and incorporated herein by reference)

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.

Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.a.